UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------

                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/05
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMI ANNUAL REPORT AND SHAREHOLDER LETTER                     GROWTH
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                        FRANKLIN
                   CAPITAL GROWTH FUND                 Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Capital Growth ...................................................    4

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and
Statement of Investments ..................................................   13

Financial Statements ......................................................   21

Notes to Financial Fund Statements ........................................   25

Shareholder Information ...................................................   32

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN CAPITAL GROWTH FUND

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities that trade on a securities exchange or in the over-the-counter market.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Capital Growth Fund covers the period ended December 31, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Capital Growth Fund - Class A posted a +6.17% cumulative total return. Compared with its benchmarks for the same period, the Fund outperformed the Standard & Poor's 500 Index's (S&P 500's) +5.76% total return but underperformed the Russell 1000(R) Growth Index's +7.11% total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2005, U.S. economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting from increased personal consumption, federal spending and business investment, which increased 24% in third quarter 2005 compared with the same quarter in 2004.(2) Slower export growth combined with greater demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005, supported by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Thomson Financial. Based on companies in the S&P 500.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


4 | Semiannual Report

Many businesses enjoyed record profits, propelled largely by productivity gains. Earnings for companies in the S&P 500 were estimated to have increased 13% in 2005.(3) The labor market firmed as employment increased and the unemployment rate dropped from 5.0% to 4.9% during the reporting period. Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending.

Oil prices remained high during the period largely due to potential long-term supply limitations and strong growth in global demand, especially from China and India. Natural gas prices rose during the second half of 2005 mainly because of expected rising demand with the onset of winter; however, near period-end prices retreated somewhat amid milder-than-expected weather conditions. Even with high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI).(4)

Despite this inflation picture, the Federal Reserve Board raised the federal funds target rate from 3.25% to 4.25%. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth. Throughout 2005, as short- and intermediate-term interest rates rose, the yield curve moved from a fairly normal steepness at the beginning of the period to relatively flat by the end of 2005.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +5.57%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +5.76% and +7.63%.(5)

INVESTMENT STRATEGY

We are research driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

(3)   Source: Standard & Poor's.

(4) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------
WHAT IS THE YIELD CURVE?
--------------------------------------------------------------------------------
The yield curve is a graph illustrating the yields on bonds of the same credit quality with maturities ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than longer-term rates.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                          18.5%
Health Technology*                              11.4%
Finance                                         10.5%
Technology Services*                            10.0%
Producer Manufacturing                           7.9%
Consumer Services                                7.6%
Transportation                                   5.9%
Retail Trade                                     4.2%
Health Services                                  3.5%
Communications                                   3.3%
Consumer Non-Durables                            3.3%
Process Industries                               2.6%
Other                                            9.2%
Short-Term Investments & Other Net Assets        2.1%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

MANAGER'S DISCUSSION

During the past six months, we continued to see high-quality large capitalization growth stocks underperforming the rest of the market. Although the large cap asset class remained out of favor, we have conviction in our strategy of investing in leading companies with long-term growth prospects, excellent management teams and strong profit models at attractive prices. We are excited by the prospects of the Fund's investments and the opportunity that the market has given us to buy new securities that we believed fit our criteria at attractive valuations.

The Fund's strongest contributing sectors during the reporting period included transportation, commercial services, energy minerals and technology services. The Fund also benefited from being underweighted in the retail trade sector relative to the Russell 1000 Growth Index. Despite high oil costs, all four of our transportation holdings, C.H. Robinson Worldwide, Expeditors International of Washington, FedEx and Southwest Airlines, delivered strong earnings growth that led to robust stock performance. In the commercial services sector, the Fund gained from its holding in Robert Half International, a staffing company. Within the energy minerals sector, Devon Energy is one of the largest U.S. natural gas companies. Its stock appreciated strongly, supported by the dramatic rise in energy prices. Google, the country's leading Internet search firm, delivered earnings growth well beyond expectations and contributed to the Fund's performance. In addition, electronic instrument maker Agilent Technologies' stock rose significantly as investors responded positively to the company's announcement of the sale of a non-core business.

During the six-month period, the largest detractors from Fund performance were the distribution services, process industries and consumer durables sectors. Our stock selection in the finance sector was also a drag on Fund performance. Sysco, the nation's leading food distributor to the food service industry, posted disappointing revenue growth and its stock declined. We are confident that with the company's implementation of a new supply chain initiative and a new regional distribution center operating model, management's renewed focus on increasing revenue will help accelerate earnings growth. Within the process industries sector, the leading agribusiness company Bunge underperformed and hampered the Fund's performance. Concerns with the housing market and rising interest rates clouded the finance sector and led to underperformance of Countrywide Financial and Freddie Mac. By period-end we sold our position in Freddie Mac due to concerns about long-term growth potential with increased government oversight.


6 | Semiannual Report

With large capitalization stocks generally out of favor, we applied our investment strategy and found numerous opportunities to invest in what we considered high-quality growth companies at reasonable prices. During the period, we made several new investments including Boeing, E*TRADE Financial, W.M. Wrigley, XM Satellite Radio, America Movil and Marvel. We are excited by the prospects of these companies. Notable sales within the period included Freddie Mac, General Mills, Pfizer, Apollo Group, Walt Disney, First Data, Abbott Laboratories and L-3 Communications. We sold our positions as we identified better growth opportunities elsewhere.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.

[PHOTO]         /s/ Serena Perin Vinton

                Serena Perin Vinton, CFA
                Portfolio Manager
                Franklin Capital Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
12/31/05

-------------------------------------------------------
COMPANY                                     % OF TOTAL
SECTOR/INDUSTRY                             NET ASSETS
-------------------------------------------------------
International Game Technology                      2.1%
  CONSUMER SERVICES
-------------------------------------------------------
United Technologies Corp.                          2.1%
  PRODUCER MANUFACTURING
-------------------------------------------------------
3M Co.                                             2.0%
  PRODUCER MANUFACTURING
-------------------------------------------------------
Lowe's Cos. Inc.                                   2.0%
  RETAIL TRADE
-------------------------------------------------------
Southwest Airlines Co.                             2.0%
  TRANSPORTATION
-------------------------------------------------------
Bunge Ltd.                                         2.0%
  PROCESS INDUSTRIES
-------------------------------------------------------
Microsoft Corp.                                    1.9%
  TECHNOLOGY SERVICES
-------------------------------------------------------
Roche Holding AG, ADR (Switzerland)                1.9%
  HEALTH TECHNOLOGY
-------------------------------------------------------
SAP AG, ADR (Germany)                              1.9%
  TECHNOLOGY SERVICES
-------------------------------------------------------
Google Inc., A                                     1.8%
  TECHNOLOGY SERVICES
-------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKREX)                                CHANGE        12/31/05        6/30/05
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.61          $11.13         $10.52
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/05-12/31/05)
--------------------------------------------------------------------------------------------
Dividend Income                        $0.0396
--------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKEQX)                                CHANGE        12/31/05        6/30/05
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.58          $10.65         $10.07
--------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FREQX)                                CHANGE        12/31/05        6/30/05
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.57          $10.54          $9.97
--------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FKIRX)                                CHANGE        12/31/05        6/30/05
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.61          $11.05         $10.44
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/05-12/31/05)
--------------------------------------------------------------------------------------------
Dividend Income                        $0.0210
--------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FEACX)                          CHANGE        12/31/05        6/30/05
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.60          $11.22         $10.62
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/05-12/31/05)
--------------------------------------------------------------------------------------------
Dividend Income                        $0.0713
--------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
CLASS A                                6-MONTH          1-YEAR          5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +6.17%          +0.98%         -20.10%           +115.62%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +0.08%          -4.78%          -5.51%             +7.34%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,008          $9,522          $7,531            $20,313
-------------------------------------------------------------------------------------------------------
CLASS B                                6-MONTH          1-YEAR          5-YEAR       INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +5.76%          +0.28%         -22.93%            +16.04%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +1.76%          -3.72%          -5.46%             +2.15%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,176         $ 9,628          $7,554            $11,604
-------------------------------------------------------------------------------------------------------
CLASS C                                6-MONTH          1-YEAR          5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +5.72%          +0.29%         -23.00%            +99.72%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +4.72%          -0.71%          -5.09%             +7.16%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,472          $9,929          $7,700            $19,972
-------------------------------------------------------------------------------------------------------
CLASS R                                6-MONTH          1-YEAR          3-YEAR       INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +6.04%          +0.83%         +38.43%             +2.84%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +5.04%          -0.17%         +11.45%             +0.70%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,504          $9,983         $13,843            $10,284
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS(4)                       6-MONTH          1-YEAR          5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +6.31%          +1.35%         -19.03%           +123.10%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)           +6.31%          +1.35%          -4.13%             +8.36%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,631         $10,135          $8,097            $22,310
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. IN ADDITION, THE FUND MAY OWN SMALLER-COMPANY STOCKS, WHICH CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +81.44% and +6.84%.


10 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                          VALUE 7/1/05       VALUE 12/31/05     PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,061.70                 $5.09
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,020.27                 $4.99
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,057.60                 $8.92
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,016.53                 $8.74
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,057.20                 $8.87
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,016.59                 $8.69
--------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,060.40                 $6.39
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,019.00                 $6.26
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,063.10                 $3.80
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,021.53                 $3.72
--------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 0.98%;
B: 1.72%; C: 1.71%; R: 1.23%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2005                             YEAR ENDED JUNE 30,
CLASS A                                       (UNAUDITED)          2005           2004           2003          2002           2001
                                           ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period ...        $10.52           $10.76          $9.06          $8.95        $12.04         $17.00
                                           ---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..............            --             0.04           0.01           0.03          0.04           0.04
 Net realized and unrealized gains
  (losses) .............................          0.65            (0.28)          1.71           0.08         (3.05)         (3.95)
                                           ---------------------------------------------------------------------------------------
Total from investment operations .......          0.65            (0.24)          1.72           0.11         (3.01)         (3.91)
                                           ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income .................         (0.04)              --          (0.02)            --         (0.02)         (0.03)
 Net realized gains ....................            --               --             --             --         (0.05)         (1.02)
 Tax return of capital .................            --               --             --             --         (0.01)            --
                                           ---------------------------------------------------------------------------------------
Total distributions ....................         (0.04)              --          (0.02)            --         (0.08)         (1.05)
                                           ---------------------------------------------------------------------------------------
Redemption fees ........................            --(c)            --(c)          --(c)          --            --             --
                                           ---------------------------------------------------------------------------------------
Net asset value, end of period .........        $11.13           $10.52         $10.76          $9.06         $8.95         $12.04
                                           =======================================================================================

Total return(b) ........................          6.17%           (2.23)%        18.95%          1.23%       (25.16)%       (23.79)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......      $961,268       $1,089,510     $1,218,132       $936,927      $855,624     $1,058,405
Ratios to average net assets:
 Expenses ..............................          0.98%(d)         0.96%          0.96%          1.04%         0.94%          0.90%
 Net investment income .................          0.05%(d)         0.41%          0.06%          0.32%         0.34%          0.28%
Portfolio turnover rate ................         20.66%           48.24%         51.96%         52.16%        54.28%         46.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN CAPITAL GROWTH FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2005                       YEAR ENDED JUNE 30,
CLASS B                                                (UNAUDITED)        2005         2004         2003         2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............       $10.07         $10.37        $8.79        $8.74       $11.82       $16.78
                                                    ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) .................        (0.04)         (0.03)       (0.07)       (0.03)       (0.04)       (0.06)
 Net realized and unrealized gains (losses) ......         0.62          (0.27)        1.65         0.08        (2.99)       (3.88)
                                                    ------------------------------------------------------------------------------
Total from investment operations .................         0.58          (0.30)        1.58         0.05        (3.03)       (3.94)
                                                    ------------------------------------------------------------------------------
Less distributions from net realized gains .......           --             --           --           --        (0.05)       (1.02)
                                                    ------------------------------------------------------------------------------
Redemption fees ..................................           --(c)          --(c)        --(c)        --           --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ...................       $10.65         $10.07       $10.37        $8.79        $8.74       $11.82
                                                    ==============================================================================

Total return(b) ..................................         5.76%         (2.89)%      17.97%        0.57%      (25.73)%     (24.29)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $72,058        $73,734      $83,622      $60,232      $44,041      $31,390
Ratios to average net assets:
 Expenses ........................................         1.72%(d)       1.71%        1.71%        1.79%        1.69%        1.65%
 Net investment income (loss) ....................        (0.69)%(d)     (0.34)%      (0.69)%      (0.43)%      (0.44)%      (0.47)%
Portfolio turnover rate ..........................        20.66%         48.24%       51.96%       52.16%       54.28%       46.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2005                       YEAR ENDED JUNE 30,
CLASS C                                                (UNAUDITED)        2005         2004         2003         2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $9.97         $10.27        $8.70        $8.66       $11.70       $16.65
                                                    ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) .................        (0.04)         (0.03)       (0.07)       (0.03)       (0.04)       (0.07)
 Net realized and unrealized gains (losses) ......         0.61          (0.27)        1.64         0.07        (2.95)       (3.86)
                                                    ------------------------------------------------------------------------------
Total from investment operations .................         0.57          (0.30)        1.57         0.04        (2.99)       (3.93)
                                                    ------------------------------------------------------------------------------
Less distributions from net realized gains .......           --             --           --           --        (0.05)       (1.02)
                                                    ------------------------------------------------------------------------------
Redemption fees ..................................           --(c)          --(c)        --(c)        --           --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ...................       $10.54          $9.97       $10.27        $8.70        $8.66       $11.70
                                                    ==============================================================================

Total return(b) ..................................         5.72%         (2.92)%      18.05%        0.46%      (25.65)%     (24.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $153,514       $162,603     $195,559     $165,339     $137,117     $183,163
Ratios to average net assets:
 Expenses ........................................         1.71%(d)       1.71%        1.71%        1.79%        1.68%        1.65%
 Net investment income (loss) ....................        (0.68)%(d)     (0.34)%      (0.69)%      (0.43)%      (0.40)%      (0.47)%
Portfolio turnover rate ..........................        20.66%         48.24%       51.96%       52.16%       54.28%       46.19%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN CAPITAL GROWTH FUND

                                                      --------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 2005            YEAR ENDED JUNE 30,
CLASS R                                                  (UNAUDITED)          2005         2004          2003         2002(e)
                                                      --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $10.44          $10.70        $9.03         $8.94       $10.79
                                                      --------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ..................          (0.01)           0.02        (0.02)           --           --
 Net realized and unrealized gains (losses) .......           0.64           (0.28)        1.71          0.09        (1.84)
                                                      --------------------------------------------------------------------
Total from investment operations ..................           0.63           (0.26)        1.69          0.09        (1.84)
                                                      --------------------------------------------------------------------
Less distributions from net investment income .....          (0.02)             --        (0.02)           --        (0.01)(f)
                                                      --------------------------------------------------------------------
Redemption fees ...................................             --(c)           --(c)        --(c)         --           --
                                                      --------------------------------------------------------------------
Net asset value, end of period ....................         $11.05          $10.44       $10.70         $9.03        $8.94
                                                      --------------------------------------------------------------------

Total return(b) ...................................           6.04%          (2.43)%      18.68%         1.01%      (17.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $41,893         $39,421      $36,779       $19,256       $3,524
Ratios to average net assets:
 Expenses .........................................           1.23%(d)        1.21%        1.21%         1.29%        1.19%(d)
 Net investment income (loss) .....................        (0.20)%(d)         0.16%       (0.19)%        0.07%     (0.08)%(d)
Portfolio turnover rate ...........................          20.66%          48.24%       51.96%        52.16%       54.28%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to June 30, 2002.

(f)   Includes distributions from tax return of capital in the amount of $0.002.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2005                        YEAR ENDED JUNE 30,
ADVISOR CLASS                                          (UNAUDITED)         2005         2004         2003        2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............       $10.62          $10.84        $9.12        $8.98      $12.07       $17.04
                                                    ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ........................         0.02            0.07         0.03         0.05        0.06         0.07
 Net realized and unrealized gains (losses) ......         0.65           (0.29)        1.72         0.09       (3.05)       (3.95)
                                                    ------------------------------------------------------------------------------
Total from investment operations .................         0.67           (0.22)        1.75         0.14       (2.99)       (3.88)
                                                    ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (0.07)             --        (0.03)          --       (0.04)       (0.07)
 Net realized gains ..............................           --              --           --           --       (0.05)       (1.02)
 Tax return of capital ...........................           --              --           --           --       (0.01)          --
                                                    ------------------------------------------------------------------------------
Total distributions ..............................        (0.07)             --        (0.03)          --       (0.10)       (1.09)
                                                    ------------------------------------------------------------------------------
Redemption fees ..................................           --(c)           --(c)        --(c)        --          --           --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ...................       $11.22          $10.62       $10.84        $9.12       $8.98       $12.07
                                                    ==============================================================================

Total return(b) ..................................         6.31%          (2.03)%      19.26%        1.56%     (24.95)%     (23.59)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $343,184        $319,724     $224,139      $75,554     $43,422      $45,139
Ratios to average net assets:
 Expenses ........................................         0.73%(d)        0.71%        0.71%        0.79%       0.69%        0.65%
 Net investment income ...........................         0.30%(d)        0.66%        0.31%        0.57%       0.58%        0.55%
Portfolio turnover rate ..........................        20.66%          48.24%       51.96%       52.16%      54.28%       46.19%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.9%
   COMMERCIAL SERVICES 1.3%
   Robert Half International Inc. .......................................   United States       548,300     $   20,775,087
                                                                                                            --------------
   COMMUNICATIONS 3.3%
   Alltel Corp. .........................................................   United States       340,300         21,472,930
   America Movil SA de CV, L, ADR .......................................      Mexico           527,600         15,437,576
   Rogers Communications Inc., B ........................................      Canada           375,600         15,899,097
                                                                                                            --------------
                                                                                                                52,809,603
                                                                                                            --------------
   CONSUMER DURABLES 2.0%
(a)Electronic Arts Inc. .................................................   United States       417,200         21,823,732
   Harman International Industries Inc. .................................   United States        99,900          9,775,215
                                                                                                            --------------
                                                                                                                31,598,947
                                                                                                            --------------
   CONSUMER NON-DURABLES 3.3%
   PepsiCo Inc. .........................................................   United States       222,100         13,121,668
   Procter & Gamble Co. .................................................   United States       385,800         22,330,104
   Wm. Wrigley Jr. Co. ..................................................   United States       243,500         16,190,315
                                                                                                            --------------
                                                                                                                51,642,087
                                                                                                            --------------
   CONSUMER SERVICES 7.6%
   Carnival Corp. .......................................................   United States       280,000         14,971,600
   Hilton Hotels Corp. ..................................................   United States       498,100         12,009,191
   International Game Technology ........................................   United States     1,082,000         33,303,960
(a)Pixar ................................................................   United States       242,300         12,774,056
(a)Univision Communications Inc., A .....................................   United States       691,000         20,308,490
   Viacom Inc., B .......................................................   United States       577,100         18,813,460
(a)XM Satellite Radio Holdings Inc., A ..................................   United States       277,500          7,570,200
                                                                                                            --------------
                                                                                                               119,750,957
                                                                                                            --------------
   DISTRIBUTION SERVICES 1.0%
   Sysco Corp. ..........................................................   United States       497,500         15,447,375
                                                                                                            --------------
   ELECTRONIC TECHNOLOGY 18.5%
(a)Agilent Technologies Inc. ............................................   United States       591,400         19,687,706
(a)Apple Computer Inc. ..................................................   United States        65,200          4,687,228
   Applied Materials Inc. ...............................................   United States     1,127,100         20,220,174
   The Boeing Co. .......................................................   United States       273,900         19,238,736
(a)Broadcom Corp., A ....................................................   United States       247,200         11,655,480
(a)Cisco Systems Inc. ...................................................   United States     1,545,400         26,457,248
(a)Dell Inc. ............................................................   United States       571,200         17,130,288
(a)EMC Corp. ............................................................   United States     1,154,700         15,727,014
   Harris Corp. .........................................................   United States       362,700         15,599,727
   Intel Corp. ..........................................................   United States       951,600         23,751,936
   KLA-Tencor Corp. .....................................................   United States       368,600         18,183,038
   Linear Technology Corp. ..............................................   United States       578,000         20,848,460
(a)Marvell Technology Group Ltd. ........................................      Bermuda          173,100          9,709,179
(a)Network Appliance Inc. ...............................................   United States       334,000          9,018,000
   Nokia Corp., ADR .....................................................      Finland          998,600         18,274,380
   QUALCOMM Inc. ........................................................   United States       581,300         25,042,404
   Xilinx Inc. ..........................................................   United States       605,700         15,269,697
                                                                                                            --------------
                                                                                                               290,500,695
                                                                                                            --------------


18 | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

--------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ENERGY MINERALS 1.7%
   Devon Energy Corp. ...................................................   United States       437,100     $   27,336,234
                                                                                                            --------------
   FINANCE 10.5%
   AFLAC Inc. ...........................................................   United States       513,300         23,827,386
(a)Berkshire Hathaway Inc., A ...........................................   United States           230         20,382,600
   BlackRock Inc., A ....................................................   United States       111,800         12,128,064
   Brown & Brown Inc. ...................................................   United States       655,300         20,012,862
   Countrywide Financial Corp. ..........................................   United States       363,113         12,414,833
   E*TRADE Financial Corp. ..............................................   United States       815,400         17,009,244
   Golden West Financial Corp. ..........................................   United States       358,900         23,687,400
   Marsh & McLennan Cos. Inc. ...........................................   United States       553,300         17,572,808
   Wells Fargo & Co. ....................................................   United States       292,700         18,390,341
                                                                                                            --------------
                                                                                                               165,425,538
                                                                                                            --------------
   HEALTH SERVICES 3.5%
(a)Caremark Rx Inc. .....................................................   United States       467,900         24,232,541
   UnitedHealth Group Inc. ..............................................   United States        63,200          3,927,248
(a)WellPoint Inc. .......................................................   United States       329,900         26,322,721
                                                                                                            --------------
                                                                                                                54,482,510
                                                                                                            --------------
   HEALTH TECHNOLOGY 11.4%
(a)Amgen Inc. ...........................................................   United States       303,100         23,902,466
(a)Boston Scientific Corp. ..............................................   United States       866,400         21,218,136
   Eli Lilly and Co. ....................................................   United States       226,200         12,800,658
(a)Endo Pharmaceuticals Holdings Inc. ...................................   United States       221,600          6,705,616
   Johnson & Johnson ....................................................   United States       404,010         24,281,001
   Roche Holding AG, ADR ................................................    Switzerland        394,100         29,793,960
   Schering-Plough Corp. ................................................   United States       944,600         19,694,910
(a)Varian Medical Systems Inc. ..........................................   United States       423,300         21,308,922
   Wyeth ................................................................   United States       434,300         20,008,201
                                                                                                            --------------
                                                                                                               179,713,870
                                                                                                            --------------
   INDUSTRIAL SERVICES 1.4%
   Halliburton Co. ......................................................   United States       140,600          8,711,576
(a)National-Oilwell Varco Inc. ..........................................   United States       203,800         12,778,260
                                                                                                            --------------
                                                                                                                21,489,836
                                                                                                            --------------
   NON-ENERGY MINERALS 0.6%
   Southern Copper Corp. ................................................   United States       137,200          9,189,656
                                                                                                            --------------
   PROCESS INDUSTRIES 2.6%
   Bunge Ltd. ...........................................................   United States       541,600         30,659,976
   Lyondell Chemical Co. ................................................   United States       433,800         10,333,116
                                                                                                            --------------
                                                                                                                40,993,092
                                                                                                            --------------
   PRODUCER MANUFACTURING 7.9%
   3M Co. ...............................................................   United States       410,500         31,813,750
   Danaher Corp. ........................................................   United States       291,800         16,276,604
(a)Mettler-Toledo International Inc. ....................................    Switzerland        327,800         18,094,560
   Tyco International Ltd. ..............................................   United States       838,900         24,210,654
   United Technologies Corp. ............................................   United States       593,700         33,193,767
                                                                                                            --------------
                                                                                                               123,589,335
                                                                                                            --------------


                                                          Semiannual Report | 19

FRANKLIN CAPITAL GROWTH FUND

--------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE 4.2%
   Dollar General Corp. .................................................   United States       518,200     $    9,882,074
   Lowe's Cos. Inc. .....................................................   United States       465,300         31,016,898
   Target Corp. .........................................................   United States       145,400          7,992,638
   Wal-Mart Stores Inc. .................................................   United States       363,500         17,011,800
                                                                                                            --------------
                                                                                                                65,903,410
                                                                                                            --------------
   TECHNOLOGY SERVICES 10.0%
   Autodesk Inc. ........................................................   United States       181,600          7,799,720
(a)Google Inc., A .......................................................   United States        67,400         27,961,564
   Infosys Technologies Ltd., ADR .......................................       India           188,400         15,234,024
   Microsoft Corp. ......................................................   United States     1,165,500         30,477,825
   Paychex Inc. .........................................................   United States       576,200         21,964,744
   SAP AG, ADR ..........................................................      Germany          656,800         29,601,976
(a)Yahoo! Inc. ..........................................................   United States       636,300         24,930,234
                                                                                                            --------------
                                                                                                               157,970,087
                                                                                                            --------------
   TRANSPORTATION 5.9%
   C.H. Robinson Worldwide Inc. .........................................   United States       617,600         22,869,728
   Expeditors International of Washington Inc. ..........................   United States       296,600         20,023,466
   FedEx Corp. ..........................................................   United States       183,500         18,972,065
   Southwest Airlines Co. ...............................................   United States     1,868,800         30,704,384
                                                                                                            --------------
                                                                                                                92,569,643
                                                                                                            --------------
   UTILITIES 1.2%
   FirstEnergy Corp. ....................................................   United States       379,000         18,567,210
                                                                                                            --------------
   TOTAL COMMON STOCKS (COST $1,340,113,093) ............................                                    1,539,755,172
                                                                                                            --------------
   SHORT TERM INVESTMENT (COST $41,827,207) 2.7%
   MONEY FUND 2.7%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ........   United States    41,827,207         41,827,207
                                                                                                            --------------
   TOTAL INVESTMENTS (COST $1,381,940,300) 100.6% .......................                                    1,581,582,379
   OTHER ASSETS, LESS LIABILITIES (0.6)% ................................                                       (9,665,185)
                                                                                                            --------------
   NET ASSETS 100.0% ....................................................                                   $1,571,917,194
                                                                                                            --------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

(a)   Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


20 | See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................................   $1,340,113,093
  Cost - Sweep Money Fund (Note 7) ........................................       41,827,207
                                                                              --------------
  Total cost of investments ...............................................   $1,381,940,300
                                                                              ==============
  Value - Unaffiliated issuers ............................................   $1,539,755,172
  Value - Sweep Money Fund (Note 7) .......................................       41,827,207
                                                                              --------------
  Total value of investments ..............................................    1,581,582,379
 Cash .....................................................................           17,263
 Receivables:
  Investment securities sold ..............................................        5,456,389
  Capital shares sold .....................................................        1,813,099
  Dividends ...............................................................        1,004,160
                                                                              --------------
        Total assets ......................................................    1,589,873,290
                                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased .........................................        6,434,696
  Capital shares redeemed .................................................        9,315,287
  Affiliates ..............................................................        1,655,594
 Accrued expenses and other liabilities ...................................          550,519
                                                                              --------------
        Total liabilities .................................................       17,956,096
                                                                              --------------
          Net assets, at value ............................................   $1,571,917,194
                                                                              ==============
Net assets consist of:
 Paid-in capital ..........................................................   $1,409,544,565
 Accumulated distributions in excess of net investment income .............         (134,771)
 Net unrealized appreciation (depreciation) ...............................      199,642,079
 Accumulated net realized gain (loss) .....................................      (37,134,679)
                                                                              --------------
          Net assets, at value ............................................   $1,571,917,194
                                                                              ==============

                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005 (unaudited)

CLASS A:
 Net assets, at value ..........................................................    $961,267,862
                                                                                    ============
 Shares outstanding ............................................................      86,334,222
                                                                                    ============
 Net asset value per share(a) ..................................................    $      11.13
                                                                                    ============
 Maximum offering price per share (net asset value per share / 94.25%) .........    $      11.81
                                                                                    ============
CLASS B:
 Net assets, at value ..........................................................    $ 72,058,198
                                                                                    ============
 Shares outstanding ............................................................       6,766,139
                                                                                    ============
 Net asset value and maximum offering price per share(a) .......................    $      10.65
                                                                                    ============
CLASS C:
 Net assets, at value ..........................................................    $153,514,395
                                                                                    ============
 Shares outstanding ............................................................      14,558,858
                                                                                    ============
 Net asset value and maximum offering price per share(a) .......................    $      10.54
                                                                                    ============
CLASS R:
 Net assets, at value ..........................................................    $ 41,892,831
                                                                                    ============
 Shares outstanding ............................................................       3,791,818
                                                                                    ============
 Net asset value and maximum offering price per share(a) .......................    $      11.05
                                                                                    ============
ADVISOR CLASS:
 Net assets, at value ..........................................................    $343,183,908
                                                                                    ============
 Shares outstanding ............................................................      30,583,476
                                                                                    ============
 Net asset value and maximum offering price per share(a) .......................    $      11.22
                                                                                    ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF OPERATIONS
for the six months ended December 31, 2005 (unaudited)

Investment income:
 Dividends:
  Unaffiliated issuers .........................................................    $ 7,692,394
  Sweep Money Fund (Note 7) ....................................................        588,778
                                                                                    -----------
        Total investment income ................................................      8,281,172
                                                                                    -----------
Expenses:
 Management fees (Note 3a) .....................................................      3,681,465
 Distribution fees: (Note 3c)
  Class A ......................................................................      1,248,603
  Class B ......................................................................        367,948
  Class C ......................................................................        789,804
  Class R ......................................................................        102,393
 Transfer agent fees (Note 3e) .................................................      1,951,912
 Custodian fees (Note 4) .......................................................         20,683
 Reports to shareholders .......................................................         82,964
 Registration and filing fees ..................................................         72,066
 Professional fees .............................................................         23,743
 Trustees' fees and expenses ...................................................         29,060
 Other .........................................................................         33,717
                                                                                    -----------
        Total expenses .........................................................      8,404,358
        Expense reductions (Note 4) ............................................            (33)
                                                                                    -----------
          Net expenses .........................................................      8,404,325
                                                                                    -----------
           Net investment income (loss) ........................................       (123,153)
                                                                                    -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................     52,244,323
  Foreign currency transactions ................................................        (37,739)
                                                                                    -----------
           Net realized gain (loss) ............................................     52,206,584
                                                                                    -----------
 Net change in unrealized appreciation (depreciation) on investments ...........     44,047,162
                                                                                    -----------
Net realized and unrealized gain (loss) ........................................     96,253,746
                                                                                    -----------
Net increase (decrease) in net assets resulting from operations ................    $96,130,593
                                                                                    ===========


                     Semiannual Report | See notes to financial statements. | 23

FRANKLIN CAPITAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             -----------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                             DECEMBER 31, 2005      YEAR ENDED
                                                                                                (UNAUDITED)        JUNE 30, 2005
                                                                                             -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................................    $     (123,153)     $    5,715,036
  Net realized gain (loss) from investments and foreign currency transactions ............        52,206,584          99,233,200
  Net change in unrealized appreciation (depreciation) on investments ....................        44,047,162        (143,858,665)
                                                                                              ----------------------------------
        Net increase (decrease) in net assets resulting from operations ..................        96,130,593         (38,910,429)
 Distributions to shareholders from:
  Net investment income:
    Class A ..............................................................................        (3,526,178)                 --
    Class R ..............................................................................           (79,342)                 --
    Advisor Class ........................................................................        (2,120,955)                 --
                                                                                              ----------------------------------
 Total distributions to shareholders .....................................................        (5,726,475)                 --
                                                                                              ----------------------------------
 Capital share transactions: (Note 2)
    Class A ..............................................................................      (185,212,297)       (101,320,339)
    Class B ..............................................................................        (5,797,426)         (7,427,243)
    Class C ..............................................................................       (18,044,598)        (26,989,391)
    Class R ..............................................................................           192,724           3,480,500
    Advisor Class ........................................................................         5,379,769          97,924,220
                                                                                              ----------------------------------
 Total capital share transactions ........................................................      (203,481,828)        (34,332,253)
                                                                                              ----------------------------------
 Redemption fees .........................................................................             2,504               4,486
                                                                                              ----------------------------------
          Net increase (decrease) in net assets ..........................................      (113,075,206)        (73,238,196)
Net assets:
 Beginning of period .....................................................................     1,684,992,400       1,758,230,596
                                                                                              ----------------------------------
 End of period ...........................................................................    $1,571,917,194      $1,684,992,400
                                                                                              ==================================
Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
  End of period ..........................................................................    $     (134,771)     $    5,714,857
                                                                                              ==================================


24 | See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 25

FRANKLIN CAPITAL GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


26 | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and Trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                          -------------------------------------------------------------------
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  DECEMBER 31, 2005                     JUNE 30, 2005
                                          -------------------------------------------------------------------
                                               SHARES           AMOUNT             SHARES           AMOUNT
                                          -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................        8,608,555     $  93,383,978        18,624,957     $ 194,203,865
 Shares issued in reinvestment
  of distributions ...................          281,198         3,185,965                --                --
 Shares redeemed .....................      (26,078,757)     (281,782,240)      (28,277,701)     (295,524,204)
                                          -------------------------------------------------------------------
 Net increase (decrease) .............      (17,189,004)    $(185,212,297)       (9,652,744)    $(101,320,339)
                                          ===================================================================
CLASS B SHARES:

 Shares sold .........................          135,506     $   1,410,803           863,596     $   8,604,963
 Shares redeemed .....................         (692,244)       (7,208,229)       (1,600,810)      (16,032,206)
                                          -------------------------------------------------------------------
 Net increase (decrease) .............         (556,738)    $  (5,797,426)         (737,214)    $  (7,427,243)
                                          ===================================================================


                                                          Semiannual Report | 27

FRANKLIN CAPITAL GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          -------------------------------------------------------------------
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  DECEMBER 31, 2005                     JUNE 30, 2005
                                          -------------------------------------------------------------------
                                               SHARES           AMOUNT             SHARES           AMOUNT
                                          -------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .........................          831,126     $   8,584,914         2,493,588     $  24,691,659
 Shares redeemed .....................       (2,583,934)      (26,629,512)       (5,220,733)      (51,681,050)
                                          -------------------------------------------------------------------
 Net increase (decrease) .............       (1,752,808)    $ (18,044,598)       (2,727,145)    $ (26,989,391)
                                          ===================================================================
CLASS R SHARES:
 Shares sold .........................          462,438     $   4,995,236         1,213,501     $  12,571,580
 Shares issued in reinvestment
  of distributions ...................            7,038            79,112                --                --
 Shares redeemed .....................         (454,114)       (4,881,624)         (873,754)       (9,091,080)
                                          -------------------------------------------------------------------
 Net increase (decrease) .............           15,362     $     192,724           339,747     $   3,480,500
                                          ===================================================================
ADVISOR CLASS SHARES:
 Shares sold .........................        4,740,019     $  52,284,870        13,749,392     $ 144,483,153
 Shares issued in reinvestment
  of distributions ...................          176,505         2,013,926                --                --
 Shares redeemed .....................       (4,433,905)      (48,919,027)       (4,333,153)      (46,558,933)
                                          -------------------------------------------------------------------
 Net increase (decrease) .............          482,619     $   5,379,769         9,416,239     $  97,924,220
                                          ===================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
       0.625%                Up to and including $100 million
       0.500%                Over $100 million, up to and including $250 million
       0.450%                In excess of $250 million


28 | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plans, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...............................................................    1.00%
Class C ...............................................................    1.00%
Class R ...............................................................    0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received(a) ......................................    $114,681
Contingent deferred sales charges retained .........................    $ 89,790

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,951,912, of which $1,246,205 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 29

FRANKLIN CAPITAL GROWTH FUND

5. INCOME TAXES

At June 30, 2005, the Fund had tax basis capital losses of $85,481,849, including $17,789,072 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, if any. At June 30, 2005, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
 2007 ..............................................    $ 1,877,302
 2008 ..............................................      9,247,721
 2009 ..............................................      3,708,341
 2010 ..............................................      2,955,708
 2011 ..............................................     67,692,777
                                                        -----------
                                                        $85,481,849
                                                        ===========

Due to tax limitations, $60,495,264 of the capital losses from the merged Franklin Large Cap Growth Fund will expire unutilized. Such losses reduced paid-in capital.

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments .............................    $1,385,365,207
                                                     ==============
Unrealized appreciation .........................    $  254,458,602
Unrealized depreciation .........................       (58,241,430)
                                                     --------------
Net unrealized depreciation .....................    $  196,217,172
                                                     ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2005, aggregated $324,009,967 and $509,307,676, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


30 | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March, 2005. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 31

FRANKLIN CAPITAL GROWTH FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama                       Michigan(6)
Arizona                       Minnesota(6)
California(7)                 Missouri
Colorado                      New Jersey
Connecticut                   New York(7)
Florida(7)                    North Carolina
Georgia                       Ohio(7)
Kentucky                      Oregon
Louisiana                     Pennsylvania
Maryland                      Tennessee
Massachusetts(6)              Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05

                                               Not part of the semiannual report

  [LOGO OMITTED]
FRANKLIN TEMPLETON       One Franklin Parkway
    INVESTMENTS          San Mateo, CA 94403-1906

[GRAPHIC OMITTED]  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
                   Eligible shareholders can sign up for eDelivery at franklintempleton .com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632 -2301

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing . The prospectus contains this and other information; please read it carefully before investing .

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

134 S2005 02/06


ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 12(A)(1), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) CODE OF ETHICS

(A)(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date   February 21, 2006


By /S/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date  February 21, 2006